BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
BANK BORROWINGS
Schedule of bank borrowings

	2024	2023

Short-term bank borrowings	801,467	264,894
Debt securities	440,565	—
Other financial liabilities	440,654	—
Long-term bank borrowings	—	4,055

	1,682,686	268,949

Schedule of repayment of the bank borrowings

	2024	2023

To be paid within 1 year	801,467	264,894
To be paid between 1-2 years	—	4,055

	801,467	268,949

Schedule of movement in asset backed secured borrowings

	2024	2023

Beginning of the period - 1 January	—	—
Addition	1,090,433	—
Interest accrual	53,629	—
Payments	(638,268)	—
Monetary gain	(65,140)	—

31 December	440,654	—

Schedule of movement of debt securities

	2024	2023

Beginning of the period - 1 January	—	—
Issued securities	459,129	—
Interest accrual	46,561	—
Monetary gain	(65,125)	—

31 December	440,565	—